Other income, net (Tables)	12 Months Ended
Jun. 30, 2019
Other income, net
Schedule of other income, net

	2017	2018	2019
	RMB	RMB	RMB
Government grants	6,253	5,832	25,437
Others	72	(2,143)	(337)
	6,325	3,689	25,100